UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash	$ 86,216	$ 44,250
Restricted cash	13,038	5,914
Short-term investments	33,379	17,882
Notes receivable	8,064	2,291
Inventories	34,983	31,865
Amounts due from related parties	36,986	5,007
Prepayments and other current assets	31,270	61,531
Total current assets	385,789	386,127
Non-current assets
Long-term investments	1,996	2,164
Property and equipment, net	26,066	21,855
Intangible assets, net	40,669	42,204
Operating lease right-of-use assets	16,611	18,206
Goodwill	3,591	3,504
Total non-current assets	109,155	128,216
Total assets	494,944	514,343
Current liabilities
Short-term borrowings	279,189	185,243
Notes payable	28,198	19,344
Amounts due to related parties	46,938	24,071
Operating lease liabilities, current	5,495	5,611
Accrued expenses and other current liabilities	72,454	85,477
Convertible notes payable, current	64,853	64,473
Income tax payable	1,994	2,787
Total current liabilities	733,016	698,650
Non-current liabilities
Operating lease liabilities, non-current	16,379	16,696
Warrant liabilities, non-current	1,417	1,201
Provisions	15,874	14,993
Deferred tax liabilities	1,872	2,070
Total non-current liabilities	57,201	53,396
Total liabilities	790,217	752,046
Commitments and contingencies
SHAREHOLDERS’ DEFICIT
Treasury Shares, at cost	(30,004)	(1,019)
Additional paid-in capital	944,255	895,010
Accumulated deficit	(1,193,508)	(1,124,452)
Accumulated other comprehensive loss	(14,453)	(9,209)
Total deficit attributable to ordinary shareholders	(293,708)	(239,668)
Noncontrolling interests	(1,565)	1,965
Total shareholders’ deficit	(295,273)	(237,703)
Total liabilities and shareholders’ deficit	494,944	514,343
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	2	2
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0
Nonrelated Party
Current assets
Accounts receivable	27,459	30,057
Non-current assets
Other non-current assets	15,787	3,880
Current liabilities
Accounts payable	161,172	220,308
Contract liabilities, current	2,361	876
Non-current liabilities
Contract liabilities, non-current	0	3
Other non-current liabilities – third parties	20,337	13,349
Related Party
Current assets
Accounts receivable	114,394	187,330
Amounts due from related parties	36,986	5,007
Non-current assets
Other non-current assets	4,435	36,403
Current liabilities
Accounts payable	56,764	69,967
Amounts due to related parties	46,938	24,071
Contract liabilities, current	13,598	20,493
Non-current liabilities
Contract liabilities, non-current	$ 1,322	$ 5,084